Interest rate benchmark reform (Detail) $ in Millions		Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)
Disclosure Of Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Line Items]
Total off-balance sheet irrevocable loan commitments		$ 16,000	$ 15,000
LIBOR benchmark rate CHF | Interest rate benchmark reform
Disclosure Of Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Line Items]
Total carrying value of non-derivative financial assets	[1],[2]	31,423	36,046
Total carrying value of non-derivative financial liabilities	[1]	$ 2,029	$ 2,612
Trade count of derivative financial instruments	[1],[3]	9,519	9,749
Total off-balance sheet irrevocable loan commitments	[1],[4]	$ 1	$ 106
LIBOR benchmark rate USD | Interest rate benchmark reform
Disclosure Of Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Line Items]
Total carrying value of non-derivative financial assets	[1],[2]	77,502	72,185
Total carrying value of non-derivative financial liabilities	[1]	$ 9,834	$ 13,142
Trade count of derivative financial instruments	[1],[3]	42,566	40,080
Total off-balance sheet irrevocable loan commitments	[1],[4]	$ 4,433	$ 4,656
LIBOR benchmark rate GBP | Interest rate benchmark reform
Disclosure Of Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Line Items]
Total carrying value of non-derivative financial assets	[1],[2]	1,829	5,399
Total carrying value of non-derivative financial liabilities	[1]	$ 566	$ 1,429
Trade count of derivative financial instruments	[1],[3]	12,513	13,006
Total off-balance sheet irrevocable loan commitments	[1],[4]	$ 0	$ 167
LIBOR benchmark rate EUR | Interest rate benchmark reform
Disclosure Of Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Line Items]
Total carrying value of non-derivative financial assets	[1],[2],[5]	6,587	8,253
Total carrying value of non-derivative financial liabilities	[1],[5]	$ 1,919	$ 2,252
Trade count of derivative financial instruments	[1],[3],[5]	9,626	9,613
Total off-balance sheet irrevocable loan commitments	[1],[4],[5]	$ 0	$ 0
LIBOR benchmark rate JPY | Interest rate benchmark reform
Disclosure Of Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Line Items]
Total carrying value of non-derivative financial assets	[1],[2]	3,070	3,060
Total carrying value of non-derivative financial liabilities	[1]	$ 1,060	$ 1,460
Trade count of derivative financial instruments	[1],[3]	4,247	3,961
Total off-balance sheet irrevocable loan commitments	[1],[4]	$ 0	$ 0
LIBOR benchmark rate XCCY | Interest rate benchmark reform
Disclosure Of Maximum Exposure Of Financial Instruments To Interest Rate Benchmark Reform [Line Items]
Total carrying value of non-derivative financial assets	[1],[2]	3,796	4,469
Total carrying value of non-derivative financial liabilities	[1]	$ 0	$ 0
Trade count of derivative financial instruments	[1],[3]	5,948	5,206
Total off-balance sheet irrevocable loan commitments	[1],[4]	$ 15,767	$ 15,188

[1]	Contracts have been disclosed without regard to early termination rights. Instead, it is assumed that such contracts will transition away from IBORs without such rights being exercised
[2]	Includes loans related to revolving multi-currency credit lines.
[3]	Includes cross-currency swaps where either leg or both legs are indexed to an IBOR.
[4]	Includes loan commitments that can be drawn in different currencies at the client‘s discretion.
[5]	Includes primarily EUR LIBOR positions.